LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Severance-pay funds	$ 11,942	$ 10,472
Long-term bank deposits	12,500	12,500
Investments in privately held companies	15,155	17,727
Long-term investments, total	$ 39,597	$ 40,699